Tweedy, Browne Insider + Value ETF
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Australia - 0.8%
Magellan Financial Group Ltd.	38,781	$209,235
New Hope Corp. Ltd.	62,552	149,994
		359,229

Austria - 2.6%
BAWAG Group AG (a)	5,425	674,498
Erste Group Bank AG	6,621	532,636
		1,207,134

Belgium - 1.4%
Colruyt Group N.V	5,801	261,625
Umicore SA	16,639	182,315
X-Fab Silicon Foundries SE (a)(b)	35,863	209,303
		653,243

Bermuda - 0.4%
Conduit Holdings Ltd.	38,327	193,907

Canada - 10.8%
Atco Ltd. - Class I	8,339	312,815
Bank of Montreal	2,508	269,322
Bank of Nova Scotia	5,021	268,657
Canadian Imperial Bank of Commerce	5,421	369,063
Cenovus Energy, Inc.	14,759	194,442
Dundee Precious Metals, Inc.	33,457	515,623
Mullen Group Ltd.	26,688	271,285
National Bank of Canada	3,336	328,337
Nutrien Ltd.	4,613	272,541
Paramount Resources Ltd. - Class A	10,800	149,918
Parex Resources, Inc.	15,430	152,574
Peyto Exploration & Development Corp.	28,503	384,236
Power Corp. of Canada	8,339	322,720
Stella-Jones, Inc.	5,376	303,949
Tamarack Valley Energy Ltd.	78,812	250,963
Tourmaline Oil Corp.	4,586	206,785
Whitecap Resources, Inc.	34,194	213,284
Winpak Ltd.	7,922	254,744
		5,041,258

Denmark - 0.7%
Jyske Bank AS	3,337	313,130

Finland - 0.5%
Kemira Oyj	10,487	230,409

France - 5.8%
Bouygues SA	6,671	290,788
Coface SA	16,226	303,440
Eurazeo SE	4,197	293,315
Metropole Television SA	19,562	275,424
Rubis SCA	8,011	260,875
Sopra Steria Group	1,221	263,135
Teleperformance SE	1,667	168,534
Television Francaise 1 SA	34,620	334,718
Verallia SA (a)	6,671	211,785
Wendel SE	2,917	283,681
		2,685,695

Germany - 6.5%
Bayer AG	4,170	117,116
Brenntag SE	2,929	198,346
Daimler Truck Holding AG	5,389	233,804
Deutsche Lufthansa AG	24,185	193,489
DHL Group	7,128	318,640
Douglas AG (b)	12,742	174,772
HUGO BOSS AG	6,682	309,552
Mercedes-Benz Group AG	3,336	199,203
ProSiebenSat.1 Media SE	37,485	301,128
Puma SE	8,810	228,075
SAF-Holland SE (b)	18,728	347,039
Schaeffler AG	35,862	172,651
Stabilus SE	8,348	242,181
		3,035,996

Hong Kong - 0.6%
Prudential PLC	23,832	271,265

Hungary - 1.4%
MOL Hungarian Oil & Gas PLC	29,386	254,094
OTP Bank Nyrt	4,987	378,223
		632,317

Italy - 4.2%
BFF Bank SpA (a)(b)	23,967	247,097
Brembo NV	27,476	251,452
Buzzi SpA	4,216	216,470
MFE-MediaForEurope NV	50,391	242,483
Piaggio & C SpA	93,833	193,801
Pirelli & C SpA (a)	47,072	336,721
Sanlorenzo SpA	7,565	261,126
Zignago Vetro SpA	19,183	181,438
		1,930,588

Luxembourg - 0.7%
Befesa SA (a)	11,260	348,267

Netherlands - 0.3%
AMG Critical Materials NV	5,933	126,311

Norway - 0.8%
DNB Bank ASA	13,344	357,282

Philippines - 0.5%
Semirara Mining & Power Corp.	429,700	250,296

Portugal - 0.6%
Altri SGPS SA	44,619	269,018

Singapore - 2.1%
Hafnia Ltd.	50,875	257,427
UMS Integration Ltd.	274,509	249,022
United Overseas Bank Ltd.	11,033	302,910
Wilmar International Ltd.	75,008	177,379
		986,738

South Africa - 0.9%
MTN Group Ltd.	35,863	249,291
Sibanye Stillwater Ltd. (b)	120,931	184,398
		433,689

South Korea - 6.0%
DB Insurance Co. Ltd.	3,834	279,276
Hana Financial Group, Inc.	5,391	284,066
Hyundai Glovis Co. Ltd.	3,596	295,561
KB Financial Group, Inc.	4,185	316,370
KT Corp. - ADR	22,388	421,118
KT Corp.	91	3,350
KT&G Corp.	3,155	274,865
LG Electronics, Inc.	2,332	120,175
LG H&H Co. Ltd.	713	168,470
LG Innotek Co. Ltd.	1,127	118,361
LG Uplus Corp.	33,276	308,714
Samsung Electronics Co. Ltd.	4,980	202,853
		2,793,179

Spain - 4.2%
Acciona SA	1,667	268,776
Acerinox SA	22,934	271,080
Banco Santander SA	55,751	445,079
Bankinter SA	31,230	402,117
Gestamp Automocion SA (a)	102,582	341,742
Repsol SA	16,262	218,898
		1,947,692

Sweden - 5.0%
Billerud Aktiebolag	27,954	304,414
Boliden AB (b)	8,290	259,329
Intrum AB (b)	30,366	116,720
Norion Bank AB (b)	57,962	280,229
Polestar Automotive Holding UK PLC - ADR (b)	15,011	16,512
Skandinaviska Enskilda Banken AB - Class A	19,145	319,418
SKF AB - Class B	11,104	244,157
Svenska Handelsbanken AB - Class A	26,687	356,450
Volvo AB - Class B	11,222	311,249
Volvo Car AB (b)	70,436	127,765
		2,336,243

United Kingdom - 15.6%
Beazley PLC	34,202	434,783
Berkeley Group Holdings PLC	4,613	262,286
Breedon Group PLC	52,033	319,826
British American Tobacco PLC	7,530	338,251
Burberry Group PLC	33,936	473,238
Capri Holdings Ltd. (b)	5,839	105,803
CNH Industrial NV	23,352	292,133
Computacenter PLC	7,507	263,382
Drax Group PLC	34,157	304,201
GSK PLC	12,888	261,684
Howden Joinery Group PLC	24,566	284,816
IG Group Holdings PLC	25,019	378,218
Imperial Brands PLC - ADR	10,425	395,733
Inchcape PLC	23,409	214,630
JD Sports Fashion PLC	116,723	132,292
JET2 PLC	18,430	461,867
Johnson Matthey PLC	14,595	337,640
OSB Group PLC	57,129	375,934
Persimmon PLC	15,847	284,614
Pets at Home Group PLC	85,725	307,926
Shell PLC	7,879	260,032
TORM PLC - Class A	12,763	203,953
Vodafone Group PLC	290,257	300,660
Watches of Switzerland Group PLC (a)(b)	43,624	252,152
		7,246,054

United States - 24.5%
Advance Auto Parts, Inc.	4,170	199,868
AGCO Corp.	2,918	285,906
Albemarle Corp.	1,250	69,700
Alliance Resource Partners LP	12,936	336,724
AMN Healthcare Services, Inc. (b)	5,004	105,634
Arrow Electronics, Inc. (b)	2,085	246,822
AutoNation, Inc. (b)	1,667	306,478
Beazer Homes USA, Inc. (b)	8,710	178,729
Black Stone Minerals LP	13,761	183,709
Bread Financial Holdings, Inc.	5,421	277,772
Centene Corp. (b)	3,336	188,284
Cleveland-Cliffs, Inc. (b)	16,695	97,332
ConocoPhillips	2,507	213,973
Consensus Cloud Solutions, Inc. (b)	7,469	164,094
Crocs, Inc. (b)	2,505	255,510
CVS Health Corp.	3,335	213,573
Devon Energy Corp.	4,586	138,772
Dorian LPG Ltd.	6,254	133,898
Embecta Corp.	13,343	140,502
Employers Holdings, Inc.	6,269	305,112
First Interstate BancSystem, Inc. - Class A	8,757	237,753
FMC Corp.	5,517	223,770
General Motors Co.	7,088	351,636
GQG Partners, Inc.	160,369	217,085
HCI Group, Inc.	2,918	492,471
Heartland Express, Inc.	22,481	201,205
Helmerich & Payne, Inc.	8,367	127,597
Herbalife Ltd. (b)	14,454	112,886
HF Sinclair Corp.	4,600	166,198
HighPeak Energy, Inc.	16,643	164,599
Ionis Pharmaceuticals, Inc. (b)	5,848	195,967
Lamb Weston Holdings, Inc.	4,550	253,799
Ligand Pharmaceuticals, Inc. (b)	2,082	212,760
Malibu Boats, Inc. - Class A (b)	7,465	224,995
Matador Resources Co.	5,013	215,609
Noble Corp. PLC	9,590	237,544
Orion SA	10,843	118,080
PNC Financial Services Group, Inc.	1,685	292,870
ProFrac Holding Corp. - Class A (b)	18,348	153,022
Resideo Technologies, Inc. (b)	12,926	267,568
Simmons First National Corp. - Class A	13,724	257,462
Sirius XM Holdings, Inc.	8,340	180,811
StoneX Group, Inc. (b)	6,235	527,824
Tidewater, Inc. (b)	4,543	180,403
Tyson Foods, Inc. - Class A	4,586	257,550
U-Haul Holding Co.	5,441	310,355
UnitedHealth Group, Inc.	731	220,696
Weis Markets, Inc.	3,753	284,477
Wintrust Financial Corp.	2,941	351,185
Zions Bancorp NA	6,679	316,317
		11,396,886
TOTAL COMMON STOCKS (Cost $42,624,522)		45,045,826

CLOSED-END FUNDS - 1.0%	Shares	Value
Blue Owl Capital Corp.	19,598	287,111
Prospect Capital Corp.	44,578	146,661
TOTAL CLOSED-END FUNDS (Cost $466,048)		433,772

PREFERRED STOCKS - 0.8%	Shares	Value
Germany - 0.8%
Dr Ing hc F Porsche AG (a)	2,516	121,299
Volkswagen AG	2,084	225,648
TOTAL PREFERRED STOCKS (Cost $360,125)		346,947

TOTAL INVESTMENTS - 98.7% (Cost $43,450,695)		45,826,545
Other Assets in Excess of Liabilities - 1.3%		645,036
TOTAL NET ASSETS - 100.0%		$46,471,581

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
LP - Limited Partnership
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $2,742,864 or 5.9% of the Fund’s net assets.

(b)	Non-income producing security.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Tweedy, Browne Insider + Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$45,045,826	$–	$–	$45,045,826
Closed-End Funds	433,772	–	–	433,772
Preferred Stocks	346,947	–	–	346,947
Total Investments	$45,826,545	$–	$–	$45,826,545

Refer to the Schedule of Investments for further disaggregation of investment categories.